RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Golar and Affiliates - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Related Party Transaction
Management and administrative services fees	$ (2,448)	$ (1,901)	$ (7,195)	$ (5,778)
Distributions with Golar, net	(3,163)	(11,142)	(14,572)	(37,318)
Ship management fees
Related Party Transaction
Ship management fees	(1,115)	(1,300)	(3,345)	(3,900)
Income on deposits paid to Golar
Related Party Transaction
Income on deposits paid to Golar	$ 0	$ 295	$ 0	$ 4,779